SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax effect of net operating losses carried forward	$ 45,327	$ 15,445,085
Valuation allowance	(45,327)	(15,445,085)
Deferred tax assets, net